Document and Entity Information	Dec. 31, 2022
Risk/Return:
Registrant Name	EATON VANCE VARIABLE TRUST
Registrant CIK	0001121746
SEC Form	485BPOS
Period end date	Dec. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false